Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the financial year	$ (91,357)	$ (10,847)	$ (374,511)	$ (188,030)	$ (140,287)
Adjustments to reconcile Loss for the year to net cash used in operating activities:
Recapitalization transaction expense			148,722
Share-based compensation	8,402	2,802	46,307	9,557	7,966
Depreciation and amortization	9,458	5,848	35,004	14,487	2,496
Change in fair value of warrant liabilities	(5,575)		(27,811)
Gain on remeasurement of equity interest			(10,495)
Finance costs	6,628	992	14,291	4,530	1,116
Gain on sale of subsidiary		(3,917)	(3,917)
Share of loss of equity-accounted investees		455	2,602	1,124
Taxation	9	8	(1,474)	4,639	(5,559)
Impairment expense			941	6,436
Exchange (gain) / loss	447	573	(868)	2,836	(17,075)
Finance income	(255)	(14)	(326)	(610)	(1,015)
Cash flows from (used in) operations before changes in working capital	(72,243)	(4,100)	(171,535)	(145,031)	(152,358)
Working capital adjustments
(Increase) / Decrease in trade and other receivables	126	(8,704)	(21,829)	738	(9,308)
Increase / (Decrease) in trade and other payables	3,160	34,304	47,496	2,323	18,052
(Increase) / Decrease in assets held for sale				(3,282)
Increase / (Decrease) liabilities directly associated with the assets held for sale				1,822
Net cash (used in) provided by operating activities	(68,957)	21,500	(145,868)	(143,430)	(143,614)
Cash flows from investing activities
Development costs capitalized	(9,298)	(7,198)	(32,120)	(36,509)	(36,036)
Acquisitions, net of cash acquired			(13,798)	(25,671)
Capital expenditure	(2,613)	(311)	(8,103)	(719)	(1,915)
Purchase of shares in associates and joint ventures		(2,000)	(5,000)	(10,000)
Cash assumed upon consolidation through control			3,792
Proceeds from sale of investment in subsidiary		2,213	2,213
Payment of lease deposit			(2,105)
Interest received	255	14	326	673	1,015
Net cash used in investing activities	(11,656)	(7,282)	(54,795)	(72,226)	(36,936)
Cash flows from financing activities
Proceeds from issuance of notes and warrants	100,000		270,563
Proceeds from issuance of share capital	329,300		229,311	12,096	320,334
Repayment of cash loan			(82,000)		(1,231)
Payment of equity and debt issuance costs	(5,002)		(36,043)	(10,245)	(773)
Repayments of borrowings			(7,431)
Interest paid	(22)	(18)	(5,219)	(252)	(851)
Principal payments on leases	(460)	(1,520)	(4,156)	(1,541)	(1,228)
Payments to acquire non-controlling interests			(2,352)
Proceeds from issuance of convertible loan notes				100,000	51,064
Repayment of convertible loan notes					(14,794)
Other financing activities, net	(1,538)	(482)	(470)
Net cash provided by (used in) financing activities	92,978	(2,020)	362,203	100,058	352,521
Net increase in cash and cash equivalents	12,365	12,198	161,540	(115,598)	171,971
Cash and cash equivalents at January 1,	262,581	101,757	101,757	214,888	46,031
Effect of movements in exchange rate on cash held	32	(57)	(716)	2,467	(3,114)
Cash and cash equivalents at March 31,	274,978	113,898	262,581	101,757	$ 214,888
Non-cash financing and investing activities:
Acquisition date fair value of Higi upon consolidation			86,043
Conversion of borrowings			70,000
Acquisitions of non-controlling interests			(54,662)
Fair value of warrants issued in Merger			(31,009)
Fair value of warrants issued in connection with Loans and borrowings	3,418		(16,930)
Equity and debt issuance costs in accruals and provisions			(4,521)
Equity issued as consideration for acquisitions			(2,349)
Share-based compensation expense capitalized in development costs	$ (772)	$ (380)	$ (1,879)	$ (7,616)